COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

11.   COMMITMENTS AND CONTINGENCIES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at September 30, 2013, the total amount of these guarantees was $176.2 million.